Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income from continuing operations	$ (11,273,348)	$ 2,738,459	$ (4,800,660)
Adjustments to reconcile net (loss)/income from operations to net cash provided by/(used in) operating activities
Depreciation and amortization	4,496	252,097	255,095
Amortization of debt discount and deferred financing cost	3,237,616	317,507	4,174,673
Impairment charges on intangible assets	6,506,969	0	0
Impairment loss on receivables from YR TV Station	680,000	0	0
Provision for deferred income tax	0	208,365	79,222
Gain on extinguishment of debt	0	(5,576,855)	(1,328,861)
Increase/(decrease) in assets and liabilities
Accounts receivables	0	6,003,750	(370,454)
Program inventory	0	78,082	(101,846)
Prepayment	0	0	(68,904)
Other receivable -TV Stations	0	(7,315,664)	(2,123,858)
Other receivable and prepaid expense	101,364	800,058	(413,476)
Accounts payable	(5,881)	232,436	(41,925)
Customer deposits	0	(262,876)	454,468
Other payable - KM/YR TV station	0	0	1,748,615
Accrued liabilities	(274,811)	(273,793)	(484,552)
Other payable	0	(355,201)	(1,197)
Accrued interest	193,900	1,534,943	2,471,382
Other payable - TV Stations	0	3,841,963	(4,711,356)
Deferred tax liability	0	0	0
Taxes payable	(506)	(114,359)	130,529
Cash (used in)/provided by operating activities- continuing operations	(830,201)	2,108,912	(5,133,105)
Cash provided by operating activities- discontinued operations	0	23,661	2,812,782
Net cash (used in)/provided by operating activities	(830,201)	2,132,573	(2,320,323)
CASH FLOWS FROM INVESTING ACTIVITIES
Loan receivable from related parties	0	0	306,090
Other payable to TV Station	(11,606,673)	0	0
Purchase of property and equipment	0	(2,160)	(102,516)
Net proceeds from disposal of subsidiaries	19,884,341	3,835,503	0
Cash provided by investing activities- continued operations	8,277,668	3,833,343	203,574
Cash (used in) investing activities-discontinued operations	0	(773,539)	(292,517)
Net cash provided by/(used in) investing activities	8,277,668	3,059,804	(88,943)
CASH FLOWS FROM FINANCING ACTIVITIES
Due to related parties	0	(10,983,629)	(202,780)
Extinguishment of promissory notes	0	0	(958,333)
Capital contribution from stockholder	0	32,695	(87,809)
Convertible debentures payable	(11,000,000)	0	0
Redemption of Preferred Stock	(8,735,497)	0	0
Dividends paid	(571,111)	0	0
Cash obtained from the Business Combination	0	0	1,449,122
Proceeds from issuance of convertible debentures	0	9,744,371	0
Cash (used in)/provided by financing activities - continued operations	(20,306,608)	(1,206,563)	200,200
Cash provided by financing activities - discontinued operations	0	0	175,411
Net cash (used in) / provided by financing activities	(20,306,608)	(1,206,563)	375,611
EXCHANGE RATE EFFECT ON CASH	(31,630)	522,173	209,035
NET (DECREASE)/INCREASE IN CASH	(12,859,141)	3,985,814	(2,033,655)
CASH - BEGINNING OF PERIOD	14,896,498	10,388,511	12,213,131
CASH - END OF PERIOD	2,005,727	14,896,498	10,388,511
Cash paid during the period for:
Interest	0	0	0
Income taxes	796	297,057	1,734,077
Non-cash investing and financing activities:
Consideration for extinguishment of convertible notes liability paid in the form of common share	983,400	8,050,000	0
Issuance of common shares in satisfaction of dividend payables	299,282	0	0
Consideration for extinguishment of convertible notes liability paid in the form of common share	0	16,000,000	0
Issuance of common shares in satisfaction of due to related parties	0	7,000,140	0
Issuance of common shares in satisfaction of accrued interest payable	$ 0	$ 4,484,159	$ 0